ACCOUNTING PRINCIPLES AND POLICIES - Going concern (Details) $ in Millions	Dec. 31, 2024 USD ($)
ACCOUNTING PRINCIPLES AND POLICIES [Abstract]
Cash and cash equivalents, restricted cash, and marketable securities	$ 169.4